International Operations	12 Months Ended
Dec. 31, 2018
International Operations
International Operations

(13) International Operations

We provide international banking services for our customers through our Subsidiary Banks. Neither we nor our Subsidiary Banks have facilities located outside the United States. International operations are distinguished from domestic operations based upon the domicile of the customer.

Because the resources we employ are common to both international and domestic operations, it is not practical to determine net income generated exclusively from international activities.

A summary of assets attributable to international operations at December 31, 2018 and 2017 are as follows:

	2018	2017
	(Dollars in Thousands)
Loans:
Commercial	$101,955	$113,019
Others	48,562	45,867
	150,517	158,886
Less allowance for probable loan losses	(871)	(842)
Net loans	$149,646	$158,044
Accrued interest receivable	$811	$671

At December 31, 2018,  we had $119,302,000 in outstanding standby and commercial letters of credit to facilitate trade activities.

Revenues directly attributable to international operations were approximately $5,412,000,  $5,248,000 and $5,495,000 for the years ended December 31, 2018, 2017 and 2016, respectively.